Derivative Instruments - Asset and Liability Management Derivative Positions of Company (Parenthetical) (Detail) - Asset and Liability Management Positions [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Notional Value, Liabilities	$ 22,818	$ 21,623
Fair Value, Liabilities	286	472
Notional Value, Assets	27,442	20,217
Underwriting Purchase and Sale Commitments [Member]
Derivative [Line Items]
Notional Value, Liabilities	36	58
Notional Value, Assets	36	58
Swap [Member] | Visa Class B Shares [Member]
Derivative [Line Items]
Notional Value, Liabilities	626	332
Fair Value, Liabilities	$ 64	$ 44
Derivative Liability Average Remaining Maturity Period	2 years 9 months	3 years 9 months